Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of income tax benefit
	2017	2016
Federal	$-	$-
State	(416,810)	(530,143)
Income tax benefit	$(416,810)	$(530,143)

Schedule of deferred tax assets and liabilities

	2017	2016
Net operating loss carry forwards	$21,286,000	$32,028,000
Orphan drug and research and development credit carry forwards	7,878,000	6,374,000
Equity based compensation	1,332,000	1,943,000
Intangibles	1,289,000	1,921,000
Total	31,785,000	42,266,000
Valuation allowance	(31,785,000)	(42,266,000)
Net deferred tax assets	$-	$-

Schedule of reconciliations difference between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit
	2017	2016
Federal tax at statutory rate	(34.0)%	(34.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(11.6)	(7.9)
Permanent differences	5.7	10.3
Orphan drug and research and development credits	(13.9)	(38.8)
Change in statutory rate	186.9	-
Change in valuation allowance	(138.6)	56.4
Income tax benefit	(5.5)%	(14.0)%